UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment |_|; Amendment Number: _______
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Steel Partners Holdings L.P.
Address: 590 Madison Avenue, 32nd Floor
         New York, New York 10022

Form 13F File Number: 28-14001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jack L. Howard
Title: President of General Partner of Reporting Manager
Phone: 212-520-2300

Signature, Place, and Date of Signing:

       /s/ Jack L. Howard, New York, NY, February 14, 2012

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                5
                                                    -----------------------

Form 13F Information Table Entry Total:                           8
                                                    -----------------------

Form 13F Information Table Value Total:                     $175590
                                                    -----------------------
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.       Form 13F File Number       Name

          1        28-14563                   SPH Group Holdings LLC

          2        28-                        SPH Group LLC

          3        28-                        Steel Partners Holdings GP Inc.

          4        28-10766                   Warren G. Lichtenstein

          5        28-10730                   Steel Partners II, L.P.

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                   COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------        --------   --------    ------------------  ----------  --------  ---------------------
                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER    ---------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (X$1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
--------------                --------------    -----   ---------    -------   --- ----  ----------  --------  ----    ------   ----
CONTINENTAL MATLS CORP        COM PAR $0.25   211615307     1696       141809  SH        OTHER       1, 2, 3   0        141809   0
GENCORP INC                   COM             368682100    21630      4065737  SH        OTHER       1, 2, 3   0       4065737   0
HANDY & HARMAN LTD            COM             410315105    69446      7014736  SH        OTHER       1, 2, 3   0       7014736   0
MODUSLINK GLOBAL SOLUTIONS I  COM             60786L107    28772      5328171  SH        OTHER       1, 2, 3   0       5328171   0
NATHANS FAMOUS INC NEW        COM             632347100     9363       445456  SH        OTHER       1, 2, 3   0        445456   0
S L INDS INC                  COM             784413106    16049       990663  SH        OTHER       1, 2, 3   0        990663   0
SELECTICA INC                 COM NEW         816288203     1216       420768  SH        OTHER       1, 2, 3   0        420768   0
UNISYS CORP                   COM NEW         909214306    27418      1391088  SH        OTHER       1, 2, 3   0       1391088   0